Financial Assets - Schedule of Financial Assets Measured at Amortized Cost (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets Measured at Amortized Cost [Abstract]
National Treasury bonds		$ 578
Term deposit
Total financial assets measured at amortized cost		$ 578